Consolidated Statements of Loss and Comprehensive Loss - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Operating expenses (notes 11, 15, 16)
General and administration (note 15)	$ 20,297,835	$ 26,264,521
Research and development (note 15)	14,018,461	14,012,130
Loss before other income (expenses)	(34,316,296)	(40,276,651)
Interest income (note 6)	726,401	1,193,342
Gain (loss) on foreign exchange	(1,180,722)	2,139,611
Change in derivative liability (note 9)	951,743	238,176
Other income		28,223
Net loss and comprehensive loss for the year	$ (33,818,874)	$ (36,677,299)
Basic net loss per share (in CAD per share)	$ (0.39)	$ (0.51)
Diluted net loss per share (in CAD per share)	$ (0.39)	$ (0.51)
Weighted average number of common shares outstanding, basic	86,989,339	71,567,755
Weighted average number of common shares outstanding, diluted	86,989,339	71,567,755